PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)
1
Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Australia : 10.7%
42,386
ANZ Group Holdings Ltd.
$ 1,073,186
1.1
14,531
Aristocrat Leisure Ltd.
522,107
0.5
11,631
ASX Ltd.
386,340
0.4
42,093  BHP Group Ltd. - Class
DI
1,873,917
1.9
6,929  Commonwealth Bank of
Australia
821,195
0.8
24,365
Computershare Ltd.
603,745
0.6
2,088
CSL Ltd.
145,015
0.1
35,181  Insurance Australia
Group Ltd.
193,368
0.2
104,215
Medibank Pvt Ltd.
358,922
0.4
4,167  National Australia Bank
Ltd.
111,845
0.1
1,689
Pro Medicus Ltd.
160,565
0.2
34,749  QBE Insurance Group
Ltd.
564,692
0.6
5,821
Rio Tinto Ltd.
778,529
0.8
30,305
Santos Ltd.
170,063
0.2
266,102
Scentre Group
731,065
0.7
212,178
South32 Ltd. - Class DI
736,073
0.7
26,821
Suncorp Group Ltd.
334,481
0.3
61,918
Telstra Group Ltd.
231,829
0.2
79,844
Transurban Group
858,744
0.9
2,064
Westpac Banking Corp.
53,366
0.0
10,709,047
10.7
China : 20.9%
42,000  AAC Technologies
Holdings, Inc.
244,095
0.2
6,000
Airtac International Group
266,443
0.3
93,800  Alibaba Group Holding
Ltd.
1,454,290
1.5
171,000  Bank of China Ltd. -
Class H
113,673
0.1
159,000  Bank of Shanghai Co.
Ltd. - Class A
212,124
0.2
84,000  Beijing Enterprises
Holdings Ltd.
330,345
0.3
38,400
(1)
BOC Aviation Ltd.
374,379
0.4
89,100  BOE Technology Group
Co. Ltd. - Class A
67,284
0.1
5,500  BYD Electronic
International Co. Ltd.
20,474
0.0
345  Cambricon Technologies
Corp. Ltd. - Class A
66,786
0.1
122,200  Changjiang Securities
Co. Ltd. - Class A
146,811
0.1
508,000  China CITIC Bank Corp.
Ltd. - Class H
472,625
0.5
7,600  China Gold International
Resources Corp. Ltd.
146,405
0.1
17,000  China Hongqiao Group
Ltd.
60,956
0.1
11,600
(1)
China International
Capital Corp. Ltd. - Class
H
29,049
0.0
149,000  China Mengniu Dairy Co.
Ltd.
322,608
0.3
70,000  China Merchants Bank
Co. Ltd. - Class H
421,123
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
299,000  China Minsheng Banking
Corp. Ltd. - Class H
$ 128,146
0.1
136,000  China National Building
Material Co. Ltd. - Class
H
92,058
0.1
182,400  China National Chemical
Engineering Co. Ltd. -
Class A
207,900
0.2
28,000  China Pacific Insurance
Group Co. Ltd. - Class H
112,397
0.1
192,339  China Railway Signal &
Communication Corp.
Ltd. - Class A
136,412
0.1
119,200
(1)
China Tower Corp. Ltd. -
Class H
150,814
0.2
491,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
398,469
0.4
13,000  CITIC Securities Co. Ltd.
- Class H
43,316
0.0
153,000  CMOC Group Ltd. - Class
H
357,091
0.4
3,100  Contemporary Amperex
Technology Co. Ltd. -
Class H
292,933
0.3
423,000  CRRC Corp. Ltd. - Class
H
280,399
0.3
228,000
Far East Horizon Ltd.
223,860
0.2
2,600
(1)
Ganfeng Lithium Group
Co. Ltd. - Class H
21,362
0.0
42,000  Geely Automobile
Holdings Ltd.
100,861
0.1
77,200  GF Securities Co. Ltd. -
Class H
159,175
0.2
27,500  Goldwind Science &
Technology Co. Ltd. -
Class A
95,174
0.1
211,500  Great Wall Motor Co. Ltd.
- Class H
280,942
0.3
314,000  Guangdong Investment
Ltd.
334,558
0.3
4,600  Guangzhou Tinci
Materials Technology Co.
Ltd. - Class A
35,360
0.0
4,435
H World Group Ltd., ADR
199,087
0.2
20,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
80,094
0.1
132,800
(1)
Huatai Securities Co. Ltd.
- Class H
268,963
0.3
58,900  Huayu Automotive
Systems Co. Ltd. - Class
A
145,411
0.1
993,414  Industrial & Commercial
Bank of China Ltd. -
Class H
841,278
0.8
11,700  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
46,516
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
11,100  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
$ 69,032
0.1
16,906
Kanzhun Ltd., ADR
229,414
0.2
292,000
Kunlun Energy Co. Ltd.
266,779
0.3
26,200  LB Group Co. Ltd. - Class
A
55,353
0.1
232,000
Lenovo Group Ltd.
710,979
0.7
234,500
(1)
Meitu, Inc.
130,599
0.1
18,400  Midea Group Co. Ltd. -
Class H
201,252
0.2
20,600  MINISO Group Holding
Ltd.
67,581
0.1
1,524  Montage Technology Co.
Ltd. - Class A
57,124
0.1
62,300  NARI Technology Co. Ltd.
- Class A
229,190
0.2
8,600
NetEase, Inc.
210,859
0.2
45,500  New Oriental Education &
Technology Group, Inc.
209,567
0.2
514,000  People's Insurance Co.
Group of China Ltd. -
Class H
339,706
0.3
188,000  PICC Property & Casualty
Co. Ltd. - Class H
348,925
0.4
89,800  Ping An Bank Co. Ltd. -
Class A
145,052
0.1
102,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
781,232
0.8
1,028
Piotech, Inc. - Class A
95,612
0.1
105,500  SAIC Motor Corp. Ltd. -
Class A
192,054
0.2
74,200  Sany Heavy Industry Co.
Ltd. - Class A
197,005
0.2
5,600  Seres Group Co. Ltd. -
Class A
67,384
0.1
242,800  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
104,119
0.1
13,085  Shanghai Allist
Pharmaceuticals Co. Ltd.
- Class A
173,474
0.2
8,414  Shanghai BOCHU
Electronic Technology
Corp. Ltd. - Class A
202,708
0.2
56,900  Shanghai International
Airport Co. Ltd. - Class A
210,765
0.2
10,900  Shanghai Putailai New
Energy Technology Co.
Ltd. - Class A
49,391
0.1
34,000  Sino Biopharmaceutical
Ltd.
21,668
0.0
126,800  Sinopharm Group Co.
Ltd. - Class H
273,534
0.3
33,000
Sinotruk Hong Kong Ltd.
156,892
0.2
71,600  TCL Technology Group
Corp. - Class A
45,308
0.0
34,300
Tencent Holdings Ltd.
1,863,574
1.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
10,652  Tencent Music
Entertainment Group,
ADR
$ 98,211
0.1
118,800  Tongcheng Travel
Holdings Ltd.
214,618
0.2
21,267  Vipshop Holdings Ltd.,
ADR
302,417
0.3
7,000  Weichai Power Co. Ltd. -
Class H
37,186
0.0
6,900
Wilmar International Ltd.
19,412
0.0
15,200
(1)
WuXi AppTec Co. Ltd. -
Class H
253,092
0.3
82,700  XCMG Construction
Machinery Co. Ltd. -
Class A
119,132
0.1
102,000
Xinyi Solar Holdings Ltd.
34,790
0.0
154,000
(1)
Yadea Group Holdings
Ltd.
221,463
0.2
116,400  Yangzijiang Shipbuilding
Holdings Ltd.
332,079
0.3
56,380  Yealink Network
Technology Corp. Ltd. -
Class A
300,992
0.3
49,300  Yintai Gold Co. Ltd. -
Class A
164,747
0.2
6,500  Zhaojin Mining Industry
Co. Ltd. - Class H
17,997
0.0
37,000  Zhejiang Chint Electrics
Co. Ltd. - Class A
159,351
0.2
97,293  Zhejiang Dahua
Technology Co. Ltd. -
Class A
240,127
0.2
129,300  Zhejiang Longsheng
Group Co. Ltd. - Class A
214,222
0.2
33,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
171,835
0.2
112,000  Zijin Mining Group Co.
Ltd. - Class H
469,529
0.5
33,400  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
35,593
0.0
18,400
(2)
ZTE Corp. - Class H
62,742
0.1
1,200  ZTO Express Cayman,
Inc.
26,427
0.0
20,984,140
20.9
Hong Kong : 2.7%
8,774
AIA Group Ltd.
92,037
0.1
15,100  Hong Kong Exchanges &
Clearing Ltd.
771,006
0.8
94,900
Link REIT
489,192
0.5
56,500  Power Assets Holdings
Ltd.
433,258
0.4
18,500  Swire Pacific Ltd. - Class
A
192,518
0.2
3,500  Techtronic Industries Co.
Ltd.
51,960
0.0
481,000
(1)
WH Group Ltd.
555,091
0.6
34,000  Wharf Real Estate
Investment Co. Ltd.
104,202
0.1
2,689,264
2.7

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India : 10.4%
16,956
Axis Bank Ltd.
$ 229,656
0.2
41,126
Bharat Electronics Ltd.
177,687
0.2
62,903  Bharat Heavy Electricals
Ltd.
275,955
0.3
68,968  Bharat Petroleum Corp.
Ltd.
216,244
0.2
4,337
Bharti Airtel Ltd.
83,445
0.1
3,430
BSE Ltd.
149,624
0.2
4,414  Coromandel International
Ltd.
81,453
0.1
1,616
Cummins India Ltd.
100,012
0.1
218,113
GAIL India Ltd.
377,545
0.4
2,170  GE Vernova T&D India
Ltd.
117,605
0.1
16,964  Godrej Consumer
Products Ltd.
183,707
0.2
26,009
HCL Technologies Ltd.
324,943
0.3
12,174
(1)
HDFC Asset
Management Co. Ltd.
342,597
0.3
48,350
HDFC Bank Ltd.
379,015
0.4
662
Hero MotoCorp Ltd.
34,149
0.0
6,657  Hindustan Aeronautics
Ltd.
301,482
0.3
470
Hitachi Energy India Ltd.
190,109
0.2
60,641
ICICI Bank Ltd.
801,628
0.8
30,622
Indian Oil Corp. Ltd.
45,183
0.0
13,601
Info Edge India Ltd.
142,374
0.1
44,705
Infosys Ltd.
547,364
0.5
5,084
(1)
LTIMindtree Ltd.
217,925
0.2
27,829
(3)
Malco Energy Ltd.
191
0.0
9,735
Mphasis Ltd.
233,125
0.2
5,245
NHPC Ltd.
4,354
0.0
85,160  Oil & Natural Gas Corp.
Ltd.
237,960
0.2
3,243  Oracle Financial Services
Software Ltd. - Class 1
340,683
0.3
3,138
Persistent Systems Ltd.
171,804
0.2
15,833
Pidilite Industries Ltd.
247,340
0.3
1,756
Polycab India Ltd.
175,158
0.2
53,521
Power Finance Corp. Ltd.
241,326
0.2
133,818  Power Grid Corp. of India
Ltd.
409,191
0.4
11,339
Reliance Industries Ltd.
157,635
0.2
1,718
Solar Industries India Ltd.
329,941
0.3
15,162  Sun Pharmaceutical
Industries Ltd.
286,954
0.3
27,829
(3)
Talwandi Sabo Power
Ltd.
6,611
0.0
17,623  Tata Consultancy
Services Ltd.
419,233
0.4
86,114
Tata Motors Ltd.
356,823
0.4
23,301
Tech Mahindra Ltd.
364,529
0.4
26,646
UPL Ltd.
180,795
0.2
27,829
(3)
Vedanta Aluminium Metal
Ltd.
111,685
0.1
27,829
(3)
Vedanta Iron and Steel
Ltd.
4,409
0.0
94,048
Vedanta Ltd.
349,066
0.4
230,193
Wipro Ltd.
497,071
0.5
10,445,586
10.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 0.5%
927,000
Bank Central Asia Tbk PT
$ 296,217
0.3
630,000  Bank Negara Indonesia
Persero Tbk PT
130,376
0.2
153,800  Bank Rakyat Indonesia
Persero Tbk PT
25,412
0.0
452,005
0.5
Macao : 0.3%
35,000  Galaxy Entertainment
Group Ltd.
139,404
0.2
58,400
Sands China Ltd.
114,092
0.1
253,496
0.3
Malaysia : 1.5%
322,300
AMMB Holdings Bhd
526,492
0.5
54,600  CIMB Group Holdings
Bhd
102,958
0.1
129,900
Malayan Banking Bhd
348,605
0.3
17,900
Petronas Dagangan Bhd
80,087
0.1
234,500
RHB Bank Bhd
485,586
0.5
1,543,728
1.5
New Zealand : 0.4%
18,009  Fisher & Paykel
Healthcare Corp. Ltd.
402,160
0.4
Philippines : 0.3%
373,000
Ayala Land, Inc.
88,228
0.1
160,160  Metropolitan Bank & Trust
Co.
165,107
0.1
4,370
PLDT, Inc.
81,522
0.1
334,857
0.3
Singapore : 1.9%
296,157  CapitaLand Ascendas
REIT
580,400
0.6
304,800  CapitaLand Integrated
Commercial Trust
542,530
0.5
45,400
Singapore Exchange Ltd.
778,322
0.8
1,901,252
1.9
South Korea : 21.9%
3,213
Amorepacific Corp.
245,131
0.2
293
APR Corp./Korea
76,895
0.1
2,582
DB Insurance Co. Ltd.
245,179
0.2
2,378  Hana Financial Group,
Inc.
181,967
0.2
2,349
HD Hyundai Co. Ltd.
432,715
0.4
329  HD Hyundai Electric Co.
Ltd.
230,410
0.2
369  HD Hyundai Heavy
Industries Co. Ltd.
170,512
0.2
101  HD Hyundai Marine
Solution Co. Ltd.
15,016
0.0
1,616  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
453,787
0.5
982
Hyundai Mobis Co. Ltd.
500,072
0.5
44
Hyundai Motor Co.
21,052
0.0
6,977
KB Financial Group, Inc.
699,003
0.7
4,196
Kia Corp.
470,708
0.5
6,788  Korea Electric Power
Corp.
176,335
0.2
1,014
LG Chem Ltd.
247,035
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
265
LG Corp.
$ 25,798
0.0
743
LG Electronics, Inc.
144,866
0.1
36,141
LG Uplus Corp.
387,037
0.4
679
LS Electric Co. Ltd.
109,429
0.1
2,933
Posco International Corp.
124,171
0.1
1,202
Samsung C&T Corp.
346,637
0.4
109  Samsung Electro-
Mechanics Co. Ltd.
154,081
0.2
40,582  Samsung Electronics Co.
Ltd.
8,513,846
8.5
53  Samsung Fire & Marine
Insurance Co. Ltd.
20,001
0.0
392
Samsung SDS Co. Ltd.
78,004
0.1
10,311  Shinhan Financial Group
Co. Ltd.
641,368
0.6
4,510
SK Hynix, Inc.
7,022,106
7.0
266
SK Square Co. Ltd.
220,572
0.2
21,953,733
21.9
Taiwan : 24.2%
6,000
Accton Technology Corp.
459,086
0.5
5,000
Advantech Co. Ltd.
78,596
0.1
3,000
Alchip Technologies Ltd.
415,909
0.4
8,000  ASE Technology Holding
Co. Ltd.
152,843
0.2
2,000  Asia Vital Components
Co. Ltd.
168,653
0.2
1,000
ASPEED Technology, Inc.
595,142
0.6
40,000  Catcher Technology Co.
Ltd.
259,813
0.3
4,000
Chroma ATE, Inc.
318,288
0.3
351,000
Compal Electronics, Inc.
408,317
0.4
23,000
Delta Electronics, Inc.
1,764,704
1.8
3,000  eMemory Technology,
Inc.
323,854
0.3
281,000  Far Eastern New Century
Corp.
230,284
0.2
3,300
Fortune Electric Co. Ltd.
91,491
0.1
136,000  Hon Hai Precision
Industry Co. Ltd.
1,244,917
1.2
5,000  International Games
System Co. Ltd.
120,216
0.1
2,000  Jentech Precision
Industrial Co. Ltd.
224,373
0.2
2,000
King Slide Works Co. Ltd.
319,645
0.3
2,000
Largan Precision Co. Ltd.
224,292
0.2
28,000
Lite-On Technology Corp.
206,822
0.2
7,000
MediaTek, Inc.
951,661
0.9
14,426
PharmaEssentia Corp.
429,598
0.4
194,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
14,419,007
14.4
191,000  United Microelectronics
Corp.
859,872
0.9
24,267,383
24.2
Thailand : 1.4%
1,600  Advanced Info Service
PCL
17,330
0.0
44,000  Delta Electronics
Thailand PCL
474,508
0.5
33,500
Kasikornbank PCL
206,898
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
413,800
Minor International PCL
$ 285,681
0.3
79,200
PTT PCL
88,216
0.1
93,400
PTT PCL - Foreign
104,033
0.1
51,000
SCB X PCL - Foreign
210,663
0.2
1,387,329
1.4
United Kingdom : 0.7%
78,000  CK Hutchison Holdings
Ltd.
701,834
0.7
Total Common Stock
(Cost $59,048,093)
98,025,814
97.8
EXCHANGE-TRADED FUNDS : 1.1%
8,937  iShares MSCI All Country
Asia ex Japan ETF
1,064,039
1.1
Total Exchange-Traded
Funds
(Cost $955,025)
1,064,039
1.1
Total Long-Term
Investments
(Cost $60,003,118)
99,089,853
98.9
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
50,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.540%
(Cost $50,000) $ 50,000 0.0
Total Short-Term
Investments
(Cost $50,000)
50,000
0.0
Total Investments in
Securities
(Cost $60,053,118) $ 99,139,853 98.9
Assets in Excess of
Other Liabilities 1,072,548 1.1
Net Assets $ 100,212,401 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2026.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 45.0%
Financials 17.1
Industrials 9.2
Materials 6.6
Consumer Discretionary 6.3
Communication Services 3.5
Real Estate 2.5
Health Care 2.3
Utilities 2.3
Consumer Staples 1.5
Energy 1.5
Exchange-Traded Funds 1.1
Short-Term Investments 0.0
Assets in Excess of Other Liabilities 1.1
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 10,709,047 $ — $ 10,709,047
China 3,210,794 17,773,346 — 20,984,140
Hong Kong — 2,689,264 — 2,689,264
India 466,671 9,856,019 122,896 10,445,586
Indonesia — 452,005 — 452,005
Macao — 253,496 — 253,496
Malaysia 80,087 1,463,641 — 1,543,728
New Zealand 402,160 — — 402,160
Philippines 165,107 169,750 — 334,857
Singapore — 1,901,252 — 1,901,252
South Korea 446,245 21,507,488 — 21,953,733
Taiwan — 24,267,383 — 24,267,383
Thailand 399,147 988,182 — 1,387,329
United Kingdom — 701,834 — 701,834
Total Common Stock 5,170,211 92,732,707 122,896 98,025,814
Exchange-Traded Funds 1,064,039 — — 1,064,039
Short-Term Investments 50,000 — — 50,000
Total Investments, at fair value $ 6,284,250 $ 92,732,707 $ 122,896 $ 99,139,853
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (1,267,913) $ — $ (1,267,913)
Total Liabilities $ — $ (1,267,913) $ — $ (1,267,913)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2026, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
Citibank N.A. Call 06/18/26 USD 28.940 55,710 USD 1,629,518 $ 33,437 $ (33,527)
iShares MSCI
Emerging Markets ETF
Citibank N.A. Call 06/18/26 USD 66.210 351,929 USD 24,142,329 567,908 (1,234,386)
$ 601,345 $ (1,267,913)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,659,436
Gross Unrealized Depreciation (3,572,701)
Net Unrealized Appreciation $ 39,086,735